Commitments and contingencies: (Tables)	9 Months Ended
Dec. 31, 2011
Commitments and contingencies:
Schedule of obligations under operating lease arrangements

2012	$4,122
2013	3,508
2014	1,565
2015	714
2016	659

$10,568